Lease Liabilities	12 Months Ended
Mar. 31, 2025
Lease Liabilities [Abstract]
LEASE LIABILITIES
12	LEASE LIABILITIES

As of 31 March 2025
USD’000
Maturity analysis
Year 1	473
Year 2	473
Year 3	473
Year 4	473
Less: Future interest expense	(211)
1,681

Analyzed as:
Current	382
Non-current	1,299
1,681

The Company leases office premises for the purpose of its operations for management for lease terms of 5 years.

The movements of lease liabilities during the financial period are as follows:

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
As at 1 April	218	—
Interest charged for the year	9	116
Additions	—	2,043
Exchange differences	(16)	(1)
Payments of:
- Principal	(202)	(361)
- Interest expense	(9)	(116)
As at 31 March	—	1,681

The Company determines the lease term of a lease as the non-cancellable period of the lease. Any differences in expectations from the original estimates would impact the carrying amounts of the lease liabilities of the Company. The lease payments are discounted using the annual incremental borrowing rates of the Company ranging from 6.95% to 10.40% (31 March 2024: 6.95% to 10.40%).

Expenses relating to leases of low-value assets and short-term leases (included in other expenses) are as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	USD’000	USD’000	USD’000

Rental expenses on:
Equipment	1	2	2
Premises	179	200	58
Total	180	202	60

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are expensed to statements of income on a straight-line basis over the lease term.